Employee Benefits - Summary of Movement in Reserve for Employee Termination Benefits (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Employee termination benefits, beginning balance	₺ 844,540	₺ 673,878
Service cost	101,752	126,088
Remeasurements	1,107,508	328,711
Interest expense	112,649	75,110
Benefit payments	(67,528)	(102,752)
Acquisition through business combinations		126
Inflation adjustment	(508,165)	(256,621)
Employee termination benefits, ending balance	₺ 1,590,756	₺ 844,540